ASSETS HELD FOR SALE (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Assets Held-for-sale, Not Part of Disposal Group, Current	¥ 27,100		¥ 70,073		$ 4,165
Impairment of Long-Lived Assets to be Disposed of	6,526	$ 1,003	0	¥ 0
Property, Plant and Equipment [Member]
Assets Held-for-sale, Not Part of Disposal Group, Current	¥ 27,100		¥ 70,073		$ 4,165